Note 15 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Net income:	$ 27,136	$ 33,467
Earnings allocated to Preferred Stock (Note 15)	(15,547)	(14,782)
Net income available to common stockholders	$ 11,589	$ 18,685
Weighted average number of shares, basic (Note 15) (in shares)	113,540,975	109,340,800
Weighted average number of shares, diluted (Note 15) (in shares)	116,490,307	109,340,800
Earnings per common share, basic and diluted (Note 15) (in dollars per share)	$ 0.10	$ 0.17